INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance December 31, 2019	$ 975
Acquired Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, December 31, 2018	0
Additions	1,518
Amortization	(543)
Balance December 31, 2019	$ 975